Trade accounts receivable, net	12 Months Ended
Dec. 31, 2012
Trade accounts receivable, net [Abstract]
Trade accounts receivable, net

4. Trade accounts receivable, net

Trade receivable consists of receivables resulting from sales of products during the normal course of business. Trade accounts receivable at end of years presented consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Trade accounts receivable	300,023,348	302,779,899	48,171,172
Less: Allowance for doubtful accounts	-	-	-
Trade accounts receivable, net	300,023,348	302,779,899	48,171,172

As of December 31, 2011 and 2012, trade accounts receivables of RMB29,196,300 and RMB nil, respectively, were pledged as collateral for bank loans.